Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Profit Or Loss
Interest income and gains (losses) on financial instruments	$ 3,555,213	$ 1,046,746	$ 382,922
Fee and commission income	1,237,018	651,277	354,211
Total revenue	4,792,231	1,698,023	737,133
Interest and other financial expenses	(1,547,903)	(367,344)	(113,924)
Transactional expenses	(176,427)	(117,119)	(126,815)
Credit loss allowance expenses	(1,404,911)	(480,643)	(169,485)
Total cost of financial and transactional services provided	(3,129,241)	(965,106)	(410,224)
Gross profit	1,662,990	732,917	326,909
Operating expenses
Customer support and operations	(335,363)	(190,509)	(123,950)
General and administrative expenses (G&A)	(1,333,267)	(628,901)	(266,024)
G&A - Contingent share award (CSA) termination	(355,573)
G&A - Other	(977,694)	(628,901)	(226,024)
Marketing expenses	(152,997)	(79,574)	(19,426)
Other income (expenses)	(150,264)	(4,097)	(9,535)
Total operating expenses	(1,971,891)	(903,081)	(418,935)
Results with convertible instruments			(101,152)
Loss before income taxes	(308,901)	(170,164)	(193,178)
Current taxes	(473,345)	(219,824)	(22,338)
Deferred taxes	417,612	224,654	44,025
Total income taxes	(55,733)	4,830	21,687
Loss for the year	(364,634)	(165,334)	(171,491)
Loss attributable to shareholders of the parent company	(364,578)	(164,993)	(171,491)
Loss attributable to non-controlling interests	$ (56)	$ (341)
Loss per share – Basic and Diluted	$ (0.0780)	$ (0.1030)	$ (0.1304)
Weighted average number of outstanding shares – Basic and Diluted (in thousands of shares)	4,676,977	1,602,126	1,315,578